Ordinary Shares	12 Months Ended
Jun. 30, 2014
ORDINARY SHARES [Abstract]
Ordinary Shares
15.	ORDINARY SHARES

For the year ended June 30, 2014, the Company issued 7,663,409 ordinary shares upon exercise of options under the Company’s Share Incentive Plans. The weighted average exercise price of these options was US$0.85 per ordinary share. The total intrinsic value of options exercised is RMB201,691.

The Company adopted a dual-class share structure immediately prior to the completion of the IPO. Immediately prior to the completion of the IPO, the Company’s outstanding share capital consisted of Class A ordinary shares and Class B ordinary shares. Holders of Class A ordinary shares and Class B ordinary shares have the same rights except for conversion and voting rights. Each Class A ordinary share is entitled to one vote, and each Class B ordinary share is entitled to four votes and is convertible into one Class A ordinary share at any time. Class A ordinary shares cannot be converted into Class B ordinary shares under any circumstances. All of its 86,101,542 then outstanding ordinary shares, 257,166 Series B Preferred Shares and 81,330 Series C Preferred Shares were redesignated into Class B ordinary shares on a one-for-one basis immediately prior to the completion of the IPO.

In June 2014, 5,610,000 ADSs were issued through the IPO. Each ADS represents two Class A ordinary shares, par value US$0.01 per share. Meanwhile, 2,222,222 Class A ordinary shares were issued though the CPP at a price per share equal to the IPO price adjusted to reflect the ADS-to-ordinary share ratio.

As of June 30, 2014, 2,000,000,000 ordinary shares had been authorized, including (i) 1,000,000,000 Class A ordinary shares of a par value of US$0.01 each, (ii) 100,000,000 Class B ordinary shares of a par value of US$0.01 each and (iii) 900,000,000 shares of a par value of US$0.01 each of such class or classes however designated as the Board may determine in accordance with the Company’s tenth amended and restated memorandum and articles of association. 99,882,260 ordinary shares had been issued and outstanding, of which 13,442,222 were Class A ordinary shares and 86,440,038 were Class B ordinary shares.